UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY


                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)


                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)


                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)


                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: APRIL 30, 2005
                         --------------

Date of reporting period:  JANUARY  31, 2004
                           -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

                        Greenville Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited)

      SHARES                                                        VALUE
      ------                                                        -----
COMMON STOCKS: 96.1%

CAPITAL GOODS: 7.4%
       6,270    ASV, Inc.*<F1>                                  $   251,427
       5,105    Dycom Industries, Inc.*<F1>                         138,703
       2,580    ESCO Technologies, Inc.*<F1>                        185,270
       6,980    JLG Industries, Inc.                                122,917
      19,800    Power-One, Inc.*<F1>                                147,114
                                                                -----------
                                                                    845,431
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 3.5%
      15,050    EVCI Career Colleges Holding Corp.*<F1>             134,095
      12,795    The Providence Service Corp*<F1>                    259,739
                                                                -----------
                                                                    393,834
                                                                -----------
CONSTRUCTION SERVICES: 2.4%
      11,260    Comstock Homebuilding Cos., Inc.*<F1>               269,114
                                                                -----------
DIVERSIFIED FINANCIALS: 3.0%
       7,260    First Cash Financial Services, Inc.*<F1>            188,179
      24,800    TradeStation Group, Inc.*<F1>                       151,280
                                                                -----------
                                                                    339,459
                                                                -----------

ENERGY: 2.3%
      11,475    W-H Energy Services, Inc.*<F1>                      259,335
                                                                -----------
FOOD BEVERAGE & TOBACCO:  3.0%
      13,516    Peet's Coffee & Tea, Inc.*<F1>                      342,766
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 11.1%
       8,697    America Service Group, Inc.*<F1>                    238,559
       4,145    Coventry Health Care, Inc.*<F1>                     235,850
       7,235    Given Imaging Ltd.*<F1>#<F2>                        241,504
      18,150    Life Sciences Research, Inc.*<F1>                   220,523
      15,940    Matrixx Initiatives, Inc.*<F1>                      154,459
      12,000    Merit Medical Systems, Inc.*<F1>                    170,160
                                                                -----------
                                                                  1,261,055
                                                                -----------
HOME FURNISHINGS: 1.6%
      25,395    The Rowe Cos.*<F1>                                  112,246
      12,390    U.S. Home Systems, Inc.*<F1>                         74,080
                                                                -----------
                                                                    186,326
                                                                -----------
HOTELS RESTAURANTS & LEISURE: 1.5%
      12,095    McCormick & Schmick's Seafood
                  Restaurants, Inc.*<F1>                            176,708
                                                                -----------
INSURANCE: 3.0%
       7,835    American Safety Insurance
                  Holdings Ltd.*<F1>#<F2>                           121,442
      10,069    Argonaut Group, Inc.*<F1>                           215,678
                                                                -----------
                                                                    337,120
                                                                -----------
INTERNET: 1.2%
      28,385    Hollywood Media Corp.*<F1>                          139,938
                                                                -----------
MATERIALS: 2.0%
       7,070    Headwaters, Inc.*<F1>                               224,826
                                                                -----------
MEDIA: 2.5%
      23,435    Navarre Corp.*<F1>                                  290,008
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 3.7%
      12,935    Connetics Corp.*<F1>                                315,873
       8,100    Seracare Life Sciences, Inc.*<F1>                   105,462
                                                                -----------
                                                                    421,335
                                                                -----------
REAL ESTATE - 1.5%
      15,345    Equity Inns, Inc.                                   167,261
                                                                -----------
RECREATIONAL PRODUCTS: 1.1%
      13,260    Orange 21, Inc.*<F1>                                127,296
                                                                -----------
RETAILING: 7.4%
      24,000    1-800-FLOWERS.COM, Inc.*<F1>                        176,400
      11,960    Conn's, Inc.*<F1>                                   197,938
      14,070    Rubio's Restaurants, Inc.*<F1>                      146,469
      21,325    Rush Enterprises, Inc. - Class A*<F1>               324,566
                                                                -----------
                                                                    845,373
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 8.5%
       7,920    August Technology Corp.*<F1>                         77,062
       5,470    International Displayworks, Inc.*<F1>                49,777
      18,790    IXYS Corp.*<F1>                                     183,578
      18,490    LTX Corp.*<F1>                                      107,427
      16,570    OmniVision Technologies, Inc.*<F1>                  268,931
       9,920    Richardson Electronics Ltd.                         108,426
       4,635    Tessera Technologies, Inc.*<F1>                     180,301
                                                                -----------
                                                                    975,502
                                                                -----------
SOFTWARE & SERVICES: 8.1%
       4,635    Anteon International Corp.*<F1>                     159,073
      11,428    Digitas, Inc.*<F1>                                  119,308
      15,385    Epicor Software Corp.*<F1>                          207,544
       9,785    MapInfo Corp.*<F1>                                  125,835
       4,530    MICROS Systems, Inc.*<F1>                           316,647
                                                                -----------
                                                                    928,407
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 6.0%
       5,180    BEI Technologies, Inc.                              146,024
      19,310    NMS Communications Corp.*<F1>                       121,653
      14,080    RAE Systems, Inc.*<F1>                               95,462
       9,310    Stratasys, Inc.*<F1>                                317,937
                                                                -----------
                                                                    681,076
                                                                -----------
TELECOMMUNICATIONS: 4.0%
      29,965    AudioCodes Ltd.*<F1>#<F2>                           457,566
                                                                -----------
TRANSPORTATION: 11.3%
       9,260    Airtran Holdings, Inc.*<F1>                          79,080
      12,460    Celadon Group, Inc.*<F1>                            296,673
       9,515    J.B. Hunt Transport Services, Inc.                  419,802
      12,795    Marten Transport, Ltd.*<F1>                         303,113
      12,530    Vitran Corp, Inc.*<F1>#<F2>                         186,196
                                                                -----------
                                                                  1,284,864
                                                                -----------
TOTAL COMMON STOCKS
  (cost $9,983,112)                                              10,954,600
                                                                -----------
SHORT-TERM INVESTMENT: 4.2%
     475,339    Cash Trust Series II - Treasury
                  Cash Series II                                    475,339
                                                                -----------
                  (cost $475,339)

TOTAL INVESTMENTS IN SECURITIES
  (cost $10,458,451):  100.3%                                    11,429,939
Liabilities in Excess of Other Assets:  (0.3)%                      (29,728)
                                                                -----------
NET ASSETS:  100.0%                                             $11,400,211
                                                                -----------
                                                                -----------

  *<F1>   Non-income producing security.
  #<F2>   U.S. security of foreign issuer.

          For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)  /s/Robert M. Slotky
                               ---------------------------
                               Robert M. Slotky, President

     Date March 18, 2005
          --------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3>  /s/Robert M. Slotky
                                    ---------------------------
                                    Robert M. Slotky, President

     Date March 18, 2005
          --------------

     By (Signature and Title)*<F3>  /s/Eric W. Falkeis
                                    --------------------------
                                    Eric W. Falkeis, Treasurer

     Date March 21, 2005
          --------------

*<F3> Print the name and title of each signing officer under his or her signature.